Related Party Transactions (Schedule of Related Party) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Salaries and benefits	$ 4,266	$ 4,716
Directors fees	707	702
Consulting fees	134	135
Share-based payments	11,115	5,449
Key management personnel compensation	16,222	11,002
Gold Group Management Inc and Mill Street Services Ltd [member]
Disclosure of transactions between related parties [line items]
Personnel costs	19	21
General and administrative expenses	138	189
Purchase of goods and service related party transactions	$ 157	$ 210